Consolidated Statements of Cash Flows (USD $)	12 Months Ended		33 Months Ended
	Dec. 31, 2013 Restated	Dec. 31, 2012 Restated	Dec. 31, 2013 Restated
Operating Activities:
Net loss	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued to founder			22,000
Stock issued for consulting services	373,679	1,627,910	3,602,391
Gain on settlement of debt	(19,475)	(256,021)	(275,496)
Warrants issued for loan penalty		197,413	197,413
Warrants issued for services	470,447		470,447
Warrants issued for interest	174,977	282,006	565,403
Director stock compensation from shareholder		(2,650,000)
Amortization of financing cost		622,522	622,522
Impairment of intangible asset and deposit			175,000
Changes in operating assets and liabilities:
Increase in accrued interest		6,021	6,021
Increase in accrued payroll and related costs	10,428		10,428
Increase in accounts payable related party	220,259	52,305	272,564
Increase in accounts payable	79,222	143,579	314,865
Net cash used by operating activities	(1,728,057)	(670,622)	(2,874,608)
Investing Activities:
Increase of intangible assets	(25,115)	(29,018)	(98,697)
Cash acquired through reverse merger			37
Net cash used by investing activities	(25,115)	(29,018)	(98,660)
Financing Activities:
Proceeds from sale of common stock	2,047,200	5,000	2,102,200
Proceeds from sale of preferred stock		500,000	500,000
Proceeds from loans payable
Proceeds from notes payable		439,722	439,722
Payment on notes payable		(189,722)	(189,722)
Proceeds from notes payable - related party	900	62,200	611,507
Payments on notes payable - related party	(12,100)	(1,200)	(13,300)
Bank overdraft			410
Net cash provided by financing activities	2,036,000	816,000	3,450,817
Net increase in cash	282,828	116,360	477,549
Cash, beginning of period	194,721	78,361
Cash, end of period	477,549	194,721	477,549
Supplemental Information
Interest paid with cash		1,327	1,327
Supplemental Schedule of non-cash activities
Shares issued to settle accounts payable	(25,974)		(25,974)
Shares held in escrow	(31,028)		(31,028)
Accrued interest forgiven		6,021	6,021
Related party accrued salary forgiven		70,000	70,000
Related party notes payable forgiven		911,894	911,894
Shares issued for services		446,427	1,358,016
Warrants issued for services	245,376		245,376
Common stock receivable		(8,000,000)
Assumed as part of reverse merger Intangible assets			75,000
Deposit			100,000
Prepaid asset			375,002
Accounts payable			(11,637)
Notes payable - related party			(336,187)
Shares issued for prepaid services		$ 1,090,000	$ 1,090,000